CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
CAPITAL STOCK [Text Block]
5.	CAPITAL STOCK

Holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company's ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation.

5.	CAPITAL STOCK

Holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company's ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation.